Retirement and pension plans (Defined contribution plans) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined contribution plan
Defined contribution retirement plan expense	$ 10,606	$ 7,621	$ 9,233